Equity Capital Structure (Details)						3 Months Ended	12 Months Ended
	Jan. 03, 2024 shares	Dec. 27, 2023 shares	Apr. 19, 2023 shares	Apr. 17, 2023 USD ($) $ / shares	Mar. 07, 2023 Vote $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Nov. 06, 2023 USD ($)	Mar. 02, 2023 $ / shares shares	Jul. 29, 2022 $ / shares shares
Equity Capital Structure [Abstract]
Common shares, authorized (in shares)							3,900,000,000	3,900,000,000			3,900,000,000	1,000
Common shares, par value (in dollars per share) | $ / shares							$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred shares, authorized (in shares)							100,000,000	100,000,000			100,000,000
Preferred shares, par value (in dollars per share) | $ / shares							$ 0.001	$ 0.001			$ 0.001
Common shares, shares issued (in shares)					9,461,009		19,093,853	19,021,758
Number of votes per share | Vote					1
Number of shares of common stock issued for shares of Company stock (in shares)					1
Number of shares of Company common stock held to receive stock (in shares)					10
Voting power of preferred share in common shares (in shares)							100,000
Number of votes | Vote							100,000
Gross proceeds from issuance of common shares | $							$ 0	$ 18,647,236	$ 0
Consideration paid for repurchase of shares | $							$ 3,728,008	$ 1,046,908	$ 0
Common shares outstanding (in shares)					9,461,009		19,093,853	18,978,409
Common shares issued pursuant to equity incentive plan (in shares)							2,000,000
Share Repurchase Program [Member]
Equity Capital Structure [Abstract]
Authorized amount of share repurchase program | $										$ 5,000,000
Number of shares repurchased (in shares)								222,600
Average purchase price paid per share (in dollars per share) | $ / shares								$ 4.69
Consideration paid for repurchase of shares | $								$ 1,000,000
Number of shares repurchased and cancelled (in shares)	43,349	179,251
Repurchases of common stock classified as treasury shares (in shares)						644,556
Average purchase price paid per share (in dollars per share) | $ / shares						$ 5.77
Repurchases of common stock classified as treasury shares | $						$ 3,700,000
Total shares repurchased (in shares)						867,156
Average purchase price paid per share (in dollars per share) | $ / shares						$ 5.5
Private Placement [Member]
Equity Capital Structure [Abstract]
Common shares, par value (in dollars per share) | $ / shares				$ 0.001
Shares issued (in shares)			8,500,000
Sales price per share (in dollars per share) | $ / shares				$ 2.29
Gross proceeds from issuance of common shares | $				$ 19,465,000
Issuance costs | $				$ 817,764
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred shares, par value (in dollars per share) | $ / shares					$ 0.001
Preferred shares issued (in shares)					140,000			140,000
Preferred shares, stated amount (in dollars per share) | $ / shares					$ 1,000
Series B Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred shares, par value (in dollars per share) | $ / shares					$ 0.001
Shares issued (in shares)					40,000
Liquidation preference rights per share (in dollars per share) | $ / shares							$ 0.001